UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08873

American Fidelity Dual Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106

(Address of principal executive offices) (Zip code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Oklahoma City, Oklahoma 73106

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(405) 523-5200

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Agriculture Production, Crops:
Republic Services, Inc.	12,090	$486,139	0.24%

		486,139	0.24%

Apparel and Accessory Stores:
American Eagle Outfitters, Inc.	5,600	245,448	0.12%
AnnTaylor Stores Corporation*	6,100	255,346	0.13%
Kohls Corporation*	18,983	1,232,376	0.61%
Limited Brands	9,500	251,655	0.13%
Nordstrom, Inc.	27,245	1,152,464	0.58%

		3,137,289	1.57%

Apparel & Other Finished Products:
Polo Ralph Lauren Corporation	4,000	258,760	0.13%

		258,760	0.13%

Auto Dealers, Gas Stations:
Autozone, Inc.	2,400	247,920	0.12%

		247,920	0.12%

Building Materials and Gardening Supplies:
Home Depot, Inc.	24,000	870,480	0.43%

		870,480	0.43%

Business Services:
Amdocs Limited* **	26,320	1,042,272	0.52%
Autodesk, Inc.*	9,900	344,322	0.17%
BEA Systems, Inc.*	22,600	343,520	0.17%
BMC Software, Inc. *	12,500	340,250	0.17%
Citrix Systems, Inc*	18,615	674,049	0.34%
Cognizant Technology Solution Corp*	17,825	1,320,120	0.66%
Computer Sciences Corporation *	7,200	353,664	0.18%
DST Systems, Inc.- B*	5,500	339,185	0.17%

First Data Corporation	21,730	912,660	0.46%
Fiserv, Inc.*	7,500	353,175	0.18%
Google, Inc.*	1,880	755,572	0.37%
Juniper Networks, Inc.*	27,095	468,202	0.23%
Manpower, Inc.	4,300	263,461	0.13%
Microsoft Corporation	97,095	2,653,606	1.31%
Oracle Corporation*	108,090	1,917,516	0.96%
Salesforce.com, Inc.*	12,185	437,198	0.22%
SAP AG**	7,000	346,500	0.18%

		12,865,272	6.42%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Chemicals and Allied Products:
Abbott Laboratories	18,100	$878,936	0.44%
Air Products & Chemicals, Inc.	1,800	119,466	0.06%
Amgen, Inc.*	13,030	932,036	0.47%
AstraZeneca PLC**	8,200	512,500	0.26%
Colgate Palmolive Company	38,928	2,417,429	1.20%
Dow Chemical Company	20,600	802,988	0.40%
Ecolab,Inc.	11,920	510,414	0.25%
Genentech, Inc.	10,870	898,949	0.45%
Gilead Sciences, Inc.*	10,775	740,242	0.37%
GlaxoSmithKline PLC**	9,900	526,977	0.26%
Lilly, Eli and Company	16,533	942,381	0.47%
Lubrizol Corporation	2,700	123,471	0.06%
Merck & Company, Inc.	34,550	1,447,645	0.72%
Novartis AG - ADR**	13,600	794,784	0.40%
Pfizer, Inc.	77,005	2,183,862	1.09%
PPG Industries, Inc.	1,800	120,744	0.06%
Praxair, Inc.	15,400	911,064	0.46%
Rohm & Haas Company	2,600	123,110	0.06%
Wyeth	37,782	1,920,837	0.96%

		16,907,835	8.44%

Communications:
American Movil S.A. de C.V.**	25,165	990,746	0.49%
American Tower Corporation*	28,505	1,040,432	0.52%
AT&T, Inc.	70,391	2,291,931	1.14%
Grupo Televisa**	37,480	796,825	0.40%
The DIRECTV Group, Inc.	13,000	255,840	0.13%

		5,375,774	2.68%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Depository Institutions:
Astoria Financial Corporation	21,400	$659,548	0.33%
Bank of America Corporation	54,082	2,897,173	1.45%
Citigroup, Inc.	40,100	1,991,767	0.99%
Compass Bancshares, Inc.	7,990	455,190	0.23%
Deutsche Bank AG**	5,500	663,850	0.33%
JPMorgan Chase & Co	15,910	747,134	0.37%
M&T Bank Corporation	3,800	455,848	0.23%
Mellon Financial Corporation	20,070	784,737	0.39%
PNC Financial Services Group	8,600	622,984	0.31%
Wachovia Corporation	25,930	1,446,894	0.72%
Washington Mutual, Inc.	15,800	686,826	0.35%
Wells Fargo & Company	82,400	2,981,232	1.49%

		14,393,183	7.19%

Durable Goods, Wholesale:
BorgWarner, Inc.	5,000	285,850	0.14%
Johnson & Johnson	23,795	1,545,247	0.77%
Reliance Steel & Aluminum Co.	3,700	118,918	0.06%

		1,950,015	0.97%

Eating and Drinking Places:
McDonald's Corporation	43,590	1,705,241	0.85%

		1,705,241	0.85%

Electric, Gas, and Sanitary Service:
American Electric Power Co.	16,100	585,557	0.29%
AES Corporation*	22,360	455,920	0.24%
Consolidated Edison, Inc.	13,200	609,840	0.30%
Dominion Resources, Inc.	19,800	1,514,502	0.77%
FirstEnergy Corporation	10,900	608,874	0.30%
FPL Group, Inc.	13,200	594,000	0.30%
Keyspan Corporation	17,800	732,292	0.37%
Sempra Energy	11,900	597,975	0.30%
Waste Management, Inc.	27,000	990,360	0.49%
Xcel Energy, Inc.	12,000	247,800	0.12%

		6,937,120	3.48%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Electronic and Other Electric Equipment:
Advanced Micro Devices, Inc.*	26,230	$651,815	0.33%
Amphenol Corporation	12,905	799,207	0.40%
Cisco Systems, Inc.*	116,350	2,676,050	1.34%
Cooper Industries, Ltd.	4,300	366,446	0.18%
Emerson Electric Company	28,407	2,382,211	1.19%
General Electric Company	75,725	2,673,092	1.33%
Motorola, Inc.	67,385	1,684,625	0.84%
Nvidia Corporation*	44,720	1,323,265	0.66%
Qualcomm	37,705	1,370,577	0.68%
Research In Motion* **	5,190	532,805	0.27%
Rockwell Collins, Inc.	6,500	356,460	0.18%
Texas Instruments, Inc.	48,755	1,621,104	0.81%

		16,437,657	8.21%

Engineering, Accounting, Research, Mgmt & Relation Services:

Accenture Ltd. **	11,700	371,007	0.19%
Amylin Pharmaceuticals Inc. *	9,250	407,648	0.20%
Jacobs Engineering Group, Inc.*	10,850	810,820	0.40%
Moody's Corporation	11,970	782,599	0.39%

		2,372,074	1.18%

Fabricated Metal Products:
Ball Corporation	3,000	121,350	0.06%
Crane Company	6,800	284,240	0.14%
Illinois Tool Works, Inc.	42,450	1,906,005	0.95%

		2,311,595	1.15%

Food and Kindred Products:
Anheuser-Busch Companies, Inc.	10,700	508,357	0.25%
Coca-Cola Company, The	20,658	922,999	0.46%
Constellation Brands, Inc.*	27,835	801,091	0.39%
General Mills, Inc.	9,200	520,720	0.26%
Kellogg Company	10,200	505,104	0.26%
Molson Coors Brewing Company	12,530	863,317	0.43%
Pepsi Bottling Group, Inc.	14,600	518,300	0.26%
PepsiCo, Inc.	48,915	3,192,193	1.60%

		7,832,081	3.91%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Food Stores:
Starbucks*	23,320	$794,046	0.40%

		794,046	0.40%

Forestry:
Weyerhaeuser Company	2,000	123,060	0.06%

		123,060	0.06%

Furniture and Fixtures:
Johnson Controls, Inc.	3,800	272,612	0.14%
Masco Corporation	10,200	279,684	0.14%
Newell Rubbermaid, Inc.	8,700	246,384	0.12%

		798,680	0.40%

General Merchandise:
Dillards, Inc.	7,800	255,294	0.13%
J.C. Penney Co, Inc.	3,700	253,043	0.13%
Sears Holdings Corporation*	1,600	252,944	0.13%
Target Corporation	27,600	1,524,900	0.76%
TJX Companies, Inc.	9,100	255,073	0.12%
Wal-Mart Stores, Inc	19,695	971,357	0.48%

		3,512,611	1.75%

Health Services:
Covance, Inc.*	8,090	537,014	0.27%
Laboratory Corp of America Holdings*	7,700	504,889	0.25%

		1,041,903	0.52%

Holding and Other Investment Offices:
Ace LTD.**	11,900	651,287	0.32%
Archstone Smith Trust	10,700	582,508	0.29%
Mack-Cali Realty Corporation	10,150	525,770	0.26%
Simon Property Group, Inc.	9,100	824,642	0.41%

		2,584,207	1.28%

Home Furniture & Equipment:
Best Buy Company, Inc.	23,500	1,258,660	0.63%
GameStop Corporation*	19,335	894,824	0.44%

		2,153,484	1.07%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Hotels, Other Lodging Places:
MGM Mirage*	17,140	$676,859	0.34%
Starwood Hotels & Resorts	7,035	402,332	0.20%

		1,079,191	0.54%

Industrial Machinery and Equipment:
3M Company	16,080	1,196,674	0.60%
Apple Computer, Inc.*	10,890	838,857	0.42%
Applied Materials, Inc.	82,840	1,468,753	0.73%
Caterpillar, Inc.	19,245	1,266,321	0.63%
CDW Corporation	5,500	339,240	0.17%
Cummins Engine, Inc.	2,400	286,152	0.14%
Deere & Company	11,000	923,010	0.46%
Eaton Corporation	4,100	282,285	0.14%
Hewlett-Packard Company	9,600	352,224	0.18%
International Business Machines Corporation	12,160	996,390	0.50%
Lam Research Corporation*	21,239	962,764	0.48%
National-Oilwell*	7,565	442,931	0.22%
SanDisk Corporation*	8,300	444,382	0.22%
Scientific Games Corporation*	21,080	670,344	0.34%

		10,470,327	5.23%

Instruments and Related Products:
Allergan	7,910	890,745	0.44%
Becton Dickinson & Company	20,925	1,478,770	0.74%
FormFactor, Inc*	9,220	388,439	0.19%
Raytheon Company	14,400	691,344	0.35%
Rockwell Automation, Inc.	13,455	781,735	0.39%
Thermo Electron Corporation*	22,630	890,038	0.44%
Xerox Corporation*	18,100	281,636	0.15%

		5,402,707	2.70%

Insurance Agents, Brokers & Service:
Hartford Financial Services	7,000	667,975	0.33%

		667,975	0.33%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2006

(Unaudited)

		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Insurance Carriers:
Aetna, Inc.	13,100	$518,105	0.26%
Allstate Corporation	31,305	1,963,763	0.98%
AMBAC Financial Group	8,100	670,275	0.33%
American International Group, Inc.	13,870	919,026	0.46%
Cigna Corporation	4,400	511,808	0.26%
Health Net, Inc.*	11,800	513,536	0.26%
ING Groep N.V**	15,500	681,690	0.34%
Metlife Capital Trust, Inc.	11,900	674,492	0.34%
MGIC Investment Corporation	7,700	461,769	0.23%
PMI Group, Inc.	15,200	665,912	0.33%
Progressive Corporation	39,240	962,950	0.48%
Torchmark Corporation	10,200	643,722	0.32%
UnitedHealth Group	42,864	2,108,909	1.05%
Wellpoint, Inc.*	32,965	2,539,953	1.27%

		13,835,910	6.91%

Leather and Leather Products:
Coach, Inc.*	33,835	1,163,924	0.58%

		1,163,924	0.58%

Lumber and Wood Products, Ex Furniture
Louisiana-Pacific Corporation	6,500	122,005	0.06%

		122,005	0.06%

Metal Mining:
Freeport-McMoran Copper & Gold	14,903	793,734	0.40%

		793,734	0.40%

Mining, Quarry Nonmetal Minerals:
Vulcan Materials Company	12,801	1,001,678	0.50%

		1,001,678	0.50%

Miscellaneous Manufacturing Industries:
Mattel, Inc.	12,800	252,160	0.13%

Siemens AG ADR's**	3,400	296,140	0.15%
Tyco International, Ltd.**	10,300	288,297	0.14%

		836,597	0.42%

Miscellaneous Retail:
Office Depot, Inc.*	6,300	250,110	0.13%
OfficeMax, Inc	6,000	244,440	0.12%

		494,550	0.25%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Motion Pictures
News Corporation	12,800	$251,520	0.13%

		251,520	0.13%

Nondepository Institutions:
CIT Group, Inc.	13,700	666,231	0.33%

		666,231	0.33%

Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	22,685	1,025,362	0.51%
Cardinal Health, Inc.	11,500	756,010	0.38%
McKesson Corporation	53,283	2,809,080	1.40%
Nike, Inc.-Class B	13,330	1,167,974	0.58%
Safeway, Inc.	22,880	694,408	0.35%

		6,452,834	3.22%

Oil and Gas Extraction:
Diamond Offshore Drilling, Inc.	10,950	792,451	0.40%
Eni S.p.A**	8,000	476,080	0.23%
Occidental Petroleum Corporation	29,620	1,425,018	0.71%
Patterson-UTI Energy, Inc.	30,410	722,542	0.36%
Pogo Producing Company	11,700	479,115	0.24%

Royal Dutch Shell PLC**	7,200	475,920	0.24%
Schlumberger LTD.	7,825	485,385	0.24%
Statoil ASA**	20,700	493,074	0.25%
Total SA**	7,300	481,362	0.24%
Transocean Sedco Forex, Inc.*	5,985	438,281	0.22%
XTO Energy, Inc.	22,075	930,020	0.46%

		7,199,248	3.59%

Paper and Allied Products:
Bemis Company, Inc.	3,700	121,582	0.06%
Kimberly-Clark Corporation	29,200	1,908,512	0.95%
Pactiv Corporation*	4,300	122,206	0.06%

		2,152,300	1.07%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Petroleum Refining and Related Industries:
Ashland, Inc.	1,900	$121,182	0.06%
BASF AG**	1,500	120,150	0.06%
BP PLC-Spons ADR**	24,860	1,630,319	0.81%
Chevron Corporation	29,284	1,899,360	0.95%
ConocoPhillips	32,300	1,922,819	0.96%
Hess Corporation	11,400	472,188	0.24%
Marathon Oil Corporation	25,100	1,930,190	0.96%
Sunoco, Inc.	7,600	472,644	0.24%
Tesoro Petroleum	8,300	481,234	0.24%

		9,050,086	4.52%

Primary Metal Industries:
Alcoa, Inc.	29,516	827,629	0.41%
Nucor Corporation	18,402	910,715	0.45%
Precision Castparts Corporation	4,600	290,536	0.15%
Steel Dynamics, Inc.	2,400	121,080	0.06%

United States Steel Corporation	2,100	121,128	0.06%

		2,271,088	1.13%

Railroad Transportation:
Union Pacific Corporation	13,750	1,210,000	0.60%

		1,210,000	0.60%

Security and Commodity Brokers:
Franklin Resources, Inc.	16,719	1,768,034	0.88%
Goldman Sachs Group, Inc.	4,000	676,680	0.34%
Lehman Brothers Holdings, Inc.	9,000	664,740	0.33%
Morgan Stanley Group, Inc.	32,025	2,334,943	1.17%
T. Rowe Price Group, Inc.	39,842	1,906,440	0.95%

		7,350,837	3.67%

Stone, Clay, Glass, Concrete Products:
Cemex, S.A.**	4,108	123,569	0.06%

		123,569	0.06%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Transportation Equipment:
Autoliv, Inc.**	5,100	$281,061	0.14%
Boeing Company	16,480	1,299,448	0.65%
General Dynamics Corporation	4,800	344,016	0.17%
Harley-Davidson, Inc.	14,276	895,819	0.45%
Harsco Corporation	3,700	287,305	0.14%
Honda Motor Company LTD-Spons ADR**	20,200	679,326	0.34%
Lockheed Martin Corporation	4,000	344,240	0.18%
Northrop Grumman Corporation	5,100	347,157	0.17%
Trinity Industries, Inc.	19,347	622,393	0.31%
United Technologies Corporation	55,260	3,500,721	1.76%

		8,601,486	4.31%

Transportation By Air:
FedEx Corp	8,415	914,542	0.45%
Southwest Airlines	50,000	833,000	0.42%

		1,747,542	0.87%

Water Transportation:
Overseas Shipholding Group	4,700	290,319	0.14%

		290,319	0.14%

Total common stocks (cost $169,232,038)		188,332,084	94.01%

Short-Term Investments
AIM Money market funds (5.261840% at	4,599,931	4,599,931	2.30%

September 30, 2006)
Total short-term investments		4,599,931	2.30%

Total investments (cost $173,831,969)		192,932,015	96.31%

Other assets and liabilities, net		7,396,890	3.69%

Total Net Assets		$200,328,905	100.00%

* Presently not producing dividend income
** Foreign Investments

Item 2. Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits
Exhibit No.		Description of Exhibit

99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
By /s/ David R. Carpenter

David R. Carpenter Principal Executive Officer

Date: November 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ David R. Carpenter

David R. Carpenter Principal Executive Officer

Date: November 10, 2006

By /s/ Robert Brearton

Robert Brearton Principal Financial Officer

Date: November 8, 2006

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically